SUPPLEMENTARY INFORMATION (Additional Information) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accrued and other current liabilities	$ 3,358	$ 3,209
Accrued and Other Current Liabilities [Member]
Accrued payroll	$ 917	$ 736